Offerings	Jul. 18, 2025 USD ($)
Offering: 1
Offering:
Rule 457(o)	true
Security Type	Equity
Security Class Title	Ordinary Shares
Fee Rate	0.01531%
Offering: 2
Offering:
Rule 457(o)	true
Security Type	Debt
Security Class Title	Debt Securities
Fee Rate	0.01531%
Offering: 3
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Warrants
Fee Rate	0.01531%
Offering: 4
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Subscription Rights
Fee Rate	0.01531%
Offering: 5
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Purchase Contracts
Fee Rate	0.01531%
Offering: 6
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Units
Fee Rate	0.01531%
Offering: 7
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 0.00
Offering Note	Omitted pursuant to General Instruction I.C to Form F-3. The amount to be registered consists of up to $200,000,000 of an indeterminate amount of ordinary shares, debt securities, warrants, subscription rights, purchase contracts and/or units that may be offered and sold from time to time in one or more offerings.
Offering: 8
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Ordinary Shares
Carry Forward Form Type	F-3
Carry Forward File Number	333-266704
Carry Forward Initial Effective Date	Aug. 15, 2022
Offering: 9
Offering:
Rule 415(a)(6)	true
Security Type	Debt
Security Class Title	Debt Securities
Carry Forward Form Type	F-3
Carry Forward File Number	333-266704
Carry Forward Initial Effective Date	Aug. 15, 2022
Offering: 10
Offering:
Rule 415(a)(6)	true
Security Type	Other
Security Class Title	Warrants
Carry Forward Form Type	F-3
Carry Forward File Number	333-266704
Carry Forward Initial Effective Date	Aug. 15, 2022
Offering: 11
Offering:
Rule 415(a)(6)	true
Security Type	Other
Security Class Title	Subscription Rights
Carry Forward Form Type	F-3
Carry Forward File Number	333-266704
Carry Forward Initial Effective Date	Aug. 15, 2022
Offering: 12
Offering:
Rule 415(a)(6)	true
Security Type	Other
Security Class Title	Purchase Contracts
Carry Forward Form Type	F-3
Carry Forward File Number	333-266704
Carry Forward Initial Effective Date	Aug. 15, 2022
Offering: 13
Offering:
Rule 415(a)(6)	true
Security Type	Other
Security Class Title	Units
Carry Forward Form Type	F-3
Carry Forward File Number	333-266704
Carry Forward Initial Effective Date	Aug. 15, 2022
Offering: 14
Offering:
Rule 415(a)(6)	true
Security Type	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 200,000,000.00
Carry Forward Form Type	F-3
Carry Forward File Number	333-266704
Carry Forward Initial Effective Date	Aug. 15, 2022
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 18,540.00
Offering Note	Pursuant to Rule 415(a)(6) under the Securities Act, the securities registered pursuant to this registration statement include $200,000,000 of unsold securities (the "unsold securities") previously registered pursuant to the Registration Statement on Form F-3 (File No. 333-266704) (as amended, the "prior registration statement"). The filing fee associated with the registration of the offer and sale of the unsold securities is hereby carried forward to be applied to the unsold securities registered hereunder, and no additional filing fee is due with respect to the unsold securities in connection with the filing of this registration statement. To the extent that, after the filing date hereof and prior to the effectiveness of this registration statement, the registrant sells any unsold securities pursuant to the prior registration statement, the registrant will identify in a pre-effective amendment to this registration statement the updated number of unsold securities from the prior registration statement to be included in this registration statement pursuant to Rule 415(a)(6) and the updated amount of new securities to be registered on this registration statement. Pursuant to Rule 415(a)(6), the offering of securities under the prior registration statement will be deemed terminated as of the date of effectiveness of this registration statement.